Liabilities from acquisitions (Details 2 - Textuals) R$ in Thousands			1 Months Ended	12 Months Ended
	Nov. 28, 2024 BRL (R$)	Feb. 06, 2024 BRL (R$) INSTALLMENTS	Feb. 29, 2024	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Period of extension of liabilities related to past Liabilities from Acquisitions			60 months	36 months
Liabilities related to past Liabilities from Acquisitions, maturity			December 2028
Zenvia Brazil | Movidesk Ltda. – Movidesk
Disclosure of transactions between related parties [line items]
Estimated earn-out structure based consideration payable to certain former shareholders		R$ 206,699
Period of extension of liabilities related to past Liabilities from Acquisitions		60 months
Liabilities related to past Liabilities from Acquisitions, maturity		December 2028
Convertible debt		R$ 100,000
Zenvia Brazil | One to One Engine Desenvolvimento e Licenciamento de Sistemas de Informática AS – Direct One
Disclosure of transactions between related parties [line items]
Amount recorded in liabilities as an additional earn-out due to the new agreements	R$ 2,485
Estimated earn-out structure based consideration payable to certain former shareholders		R$ 21,521
Period of extension of liabilities related to past Liabilities from Acquisitions		36 months
Borrowings, grace period		6 months
Number of fixed installments due on March 31, 2023 | INSTALLMENTS		30
Liabilities related to past Liabilities from Acquisitions, maturity		December 2026
Reduction Of Installment Amount Period	November 2024 to November 2025